Right of use assets (Tables)	12 Months Ended
Dec. 31, 2021
Right of use assets
Summary of right of use assets

Leasehold
Property
£ 000
Cost or valuation
At January 1, 2020 and 31 December 2020	1,445
Additions	1,084
At December 31, 2021	2,529
Depreciation
At January 1, 2020	243
Charge for year	140
At December 31, 2020	383
Charge for the year	177
At December 31, 2021	560
Net book value
At December 31, 2021	1,969
At December 31, 2020	1,062